Other intangibles, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Maintenance rights and lease premium, net consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Maintenance rights	$1,336,440	$1,669,742
Lease premium, net	340,967	460,251
	$1,677,407	$2,129,993
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$790,042	$(449,075)	$340,967

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251
Other intangibles consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Customer relationships, net	$113,706	$134,883
Other intangible assets	4,083	4,783
	$117,789	$139,666
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2025 and 2024:

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(246,294)	$113,706

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883